DEBT - Purchase Order Financing Facility (Details) - CCS - USD ($)		12 Months Ended
	Sep. 18, 2025	Dec. 31, 2025
PO and AR financing
DEBT
Maximum borrowing capacity	$ 4,000,000
Maximum advance on eligible receivables, percentage	85.00%
Eligible receivables, threshold number of days post invoice	60 days
Term	12 months
Minimum annual volume requirement, percentage	100.00%
Repayment of advance borrowed		$ 735,000
Payment of interest		$ 78,000
PO financing
DEBT
Base charge rate	1.625%
Base charge rate, threshold period post invoice	15 days
AR financing
DEBT
Base charge rate	1.55%
Base charge rate, initial term	30 days
AR financing | After 30 days
DEBT
Additional charge rate	0.55%
Additional charge rate, each additional period	10 days
AR financing | Invoice outstanding for more than 60 days
DEBT
Additional charge rate	1.00%
Additional charge rate, each additional period	10 days
Minimum additional fee per invoice	$ 25
Minimum past due period	60 days